Income tax expense	12 Months Ended
Mar. 31, 2018
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Income tax expense

7. Income tax expense

Overview of the Indian direct tax regime

Indian companies are subject to Indian income tax on a standalone basis. Each entity is assessed for tax on taxable profits determined for each fiscal year beginning on April 1 and ending on March 31. For each fiscal year, the respective entities’ profit or loss is subject to the higher of the regular income tax payable or the minimum alternative tax (“MAT”).

Statutory income taxes are assessed based on book profits prepared under generally accepted accounting principles in India (“Indian GAAP”) adjusted in accordance with the provisions of the (Indian) Income tax Act, 1961. Such adjustments generally relate to depreciation of fixed assets, disallowances of certain provisions and accruals, deduction for tax holidays and similar exemptions, the use of tax losses carried forward and retirement benefit costs. Statutory income tax is charged at 30% plus a surcharge and education cess. The combined Indian statutory tax rate for the fiscal year 2015-16 was 34.61%, for the fiscal year 2016-17 was 34.61%, for the fiscal year 2017-18 was 34.61% and for the fiscal year 2018-19 will be 34.99%.

MAT is assessed on book profits adjusted for certain limited items as compared to the adjustments allowed for assessing regular income tax under normal provisions. MAT for the fiscal year 2015-16, 2016-17 and 2017-18 was chargeable at 18.50% plus a surcharge and education cess. The combined Indian statutory tax rate of MAT for the fiscal year 2015-16, 2016-17 and 2017-18 was 21.34% and for the fiscal year 2018-19 will be 21.55%. MAT paid in excess of regular income tax during a year can be set off against regular income taxes within a period of fifteen years succeeding the assessment year in which MAT credit arises subject to the limits prescribed.

Business losses in India can be carried forward for a maximum period of eight assessment years immediately succeeding the assessment year to which the loss pertains. Unabsorbed depreciation can be carried forward for an indefinite period.

Losses arising out of transfer of capital assets in India can be carried forward for a maximum period of eight assessment years immediately succeeding the assessment year to which the loss pertains. The carried forward long term capital losses can be set-off only against long term capital gains. Short term capital losses can be set off only against capital gains (which can be either long term or short term capital gain).

Income tax returns submitted by companies are regularly subjected to a comprehensive review and challenge by the tax authorities. There are appellate procedures available to both the tax authorities and taxpayers and it is not uncommon for significant or complex matters in dispute to remain outstanding for several years before they are finally resolved by the High Court or the Supreme Court.

There are various tax exemptions or tax holidays available to companies in India. The most important to the Companies in the Group are:

The location based exemption

In order to boost industrial and economic development in undeveloped regions, provided certain conditions are met profits of newly established undertakings located in certain areas in India may benefit from a tax holiday. Such a tax holiday works to exempt 100% of the profits for the first five years from the commencement of the tax holiday, and 30% of profits for the subsequent five years. This deduction is available only for units established up to 31 March 2012. However, such entity would continue to be subject to the Minimum Alternative tax (‘MAT’).

The Group has such types of undertakings at Haridwar and Pantnagar, which are part of Hindustan Zinc Limited (Zinc India). In the current year, Haridwar and Pantnagar units are eligible for deduction at 30% of taxable profits

The location based exemption: SEZ Operations

In order to boost industrial development and exports, provided certain conditions are met, profits of undertaking located in Special Economic Zone (‘SEZ’) may benefit from a tax holiday. Such a tax holiday works to exempt 100% of the profits for the first five years from the commencement of the tax holiday, 50% of the profits for five years thereafter and 50% of the profits for further five years provided the amount allowable in respect of deduction is credited to Special Economic Zone Re-Investment Reserve account. However, such undertaking would continue to be subject to the Minimum Alternative tax (‘MAT’).

The Group has setup SEZ Operations in its aluminium division of Vedanta Limited (where no benefit has been drawn).

Sectoral Benefit - Power Plants and Port Operations

To encourage the establishment of infrastructure certain power plants and ports have been offered income tax exemptions of upto 100% of profits and gains for any ten consecutive years within the 15 year period following commencement of operations subject to certain conditions. The Group currently has total operational capacity of 8.4 Giga Watts (GW) of thermal based power generation facilities and wind power capacity of 274 Mega Watts (MW) and port facilities. However, such undertakings would continue to be subject to MAT provisions.

The Group has power plants which benefit from such deductions, at various locations of Hindustan Zinc Limited (where such benefits has been drawn), Talwandi Sabo Power Limited, Vedanta Limited and Bharat Aluminium Company Limited (where no benefit has been drawn) and port facilities at Vizag General Cargo Berth Limited (where no benefits has been drawn).

Investment Allowance u/s.32 AC of the Income Tax Act

Incentive for acquisition and installation of new high value Plant or Machinery to manufacturing companies by providing an additional deduction of 15% of the actual cost of Plant or Machinery acquired and installed during the year. The actual cost of the new Plant or Machinery should exceed ₹ 250 million to be eligible for this deduction. Deduction under section 32 AC was available up to financial year March 31, 2017.

The total effect of such tax holidays and similar exemptions were ₹ 20,176 million (impact on basic EPS ₹ 6.80), ₹ 14,755 million (impact on basic EPS ₹ 4.98) and ₹ 10,152 million ($158 million) (impact on basic EPS ₹ 2.74) ($0.04) for the years ended March 31, 2016, 2017 and 2018 respectively.

Non-current tax assets of ₹ 28,176 million and ₹ 33,894 million ($ 521 million) as at March 31, 2017 and March 31, 2018 respectively mainly represents income tax receivable from Indian tax authorities by the Company relating to the refund arising consequent to the Scheme of Amalgamation & Arrangement made effective in August 2013 pursuant to approval by the jurisdiction High Court and receivables relating to matters in tax disputes in Group companies including tax holiday claim.

The major components of income tax expense for the year ended March 31, 2016, 2017 and 2018 are indicated below:

(a) Consolidated statements of Profit or loss

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Current tax:
Current tax on profit for the year	36,681	39,520	32,824	504
Charge / (credit) in respect of current tax for earlier years	(1,660)	(87)	392	6

Total current tax	35,021	39,433	33,216	510

Deferred tax:
Origination and reversal of temporary differences	(139,104)	(690)	31,633	486
Charge in respect of deferred tax for earlier years	19	(716)	835	13
Increase in tax rate	1,004	—	742	11

Total deferred tax	(138,081)	(1,406)	33,210	510

Total income tax (benefit) / expense for the year	(103,060)	38,027	66,426	1,020
Accounting profit / (loss) before tax	(284,408)	136,572	113,335	1,741
Effective income tax rate (%)	36.2%	27.8%	58.6%	58.6%

(b) Consolidated statements of comprehensive income

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Deferred tax (credit) / charge on:
- cash flow hedges	185	383	(1,572)	(24)
- reclassification adjustments on cash flow hedges	(101)	(284)	1,226	19
- remeasurement of defined benefit obligation	(47)	(40)	(30)	0
- Exchange differences on translation of foreign operations	—	(61)	29	(0)

	37	(2)	(347)	(5)

A reconciliation of income tax expense/ (credit) applicable to accounting profit / (loss) before tax at the statutory income tax rate to recognised income tax expense/ (credit) for the year at the Group’s effective tax rate indicated are as follows:

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Accounting profit / (loss) before tax	(284,408)	136,572	113,335	1,741
Indian Statutory income tax rate	34.61%	34.61%	34.61%	34.61%
Tax at Indian statutory income tax rate	(98,428)	47,265	39,223	602
Disallowable expenses	970	1,198	1,529	24
Non-taxable income	(12,249)	(10,344)	(3,170)	(49)
FCTR recycled on liquidation of subsidiaries to consolidated statements of profit or loss	—	—	28,142	432
Tax holidays and similar exemptions	(20,176)	(14,755)	(10,152)	(156)
Impact of changes in tax rate	1,004	—	742	11
Effect of tax rates differences of subsidiaries operating in other jurisdictions	4,951	(2,515)	4,179	64
Dividend distribution tax	16,235	16,418	4,042	62
Charge/(credit) in respect of previous years	(1,641)	(803)	1,227	19
Unrecognised Tax Assets (net)	7,418	4,492	2,723	42
Capital loss lapsed on account of Merger (Refer note 1)	—	3,411	—	—
Others	(1,144)	(6,340)	(2,059)	(31)

	(103,060)	38,027	66,426	1,020

Deferred tax assets/liabilities

The Group has accrued significant amounts of deferred tax. The majority of the deferred tax liabilities represents accelerated tax relief for the depreciation of property plant and equipment and the fair value uplifts created on acquisitions, net of losses carried forward by Vedanta Limited (post the re-organization) and unused tax credits in the form of MAT credits carried forward in Vedanta Limited, Cairn Energy Hydrocarbons Limited and Hindustan Zinc Limited. Significant components of Deferred tax (assets)/liabilities recognized in the consolidated balance sheet are as follows:

For the year ended March 31, 2016:
	Opening balance as at April 1, 2015	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged/ (credited) to equity	Exchange difference transferred to translation of foreign operation	Closing balance as at March 31, 2016
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	222,116	(117,353)	—	—	6,370	111,133
Unabsorbed depreciation/business loss	(29,668)	(8,011)	—	—	—	(37,679)
Voluntary retirement scheme	(694)	(197)	—	—	—	(891)
Employee benefits	(444)	125	(47)	—	22	(344)
Fair value of derivative assets/ liabilities	(524)	320	84	—	—	(120)
Fair valuation of other assets/liabilities	9,662	(168)	—	—	48	9,542
MAT credits entitlement	(118,833)	(11,673)	—	—	—	(130,506)
Other temporary differences	(2,290)	(1,124)	—	—	10	(3,404)

Total	79,325	(138,081)	37	—	6,450	(52,269)

For the year ended March 31, 2017:
	Opening balance as at April 1, 2016	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged/ (credited) to equity	Exchange difference transferred to translation of foreign operation	Total as at March 31, 2017
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	111,133	(651)	—	—	(258)	110,224
Unabsorbed depreciation/business loss	(37,679)	(3,975)	—	—	—	(41,654)
Voluntary retirement scheme	(891)	112	—	—	—	(779)
Employee benefits	(344)	(58)	(40)	—	—	(442)
Fair value of derivative assets/ liabilities	(120)	(317)	99	—	—	(338)
Fair valuation of other assets/liabilities	9,542	(625)	—	—	14	8,931
MAT credits entitlement	(130,506)	6,933	(278)	—	—	(123,851)
Other temporary differences	(3,404)	(2,825)	217	43	311	(5,658)

Total	(52,269)	(1,406)	(2)	43	67	(53,567)

For the year ended March 31, 2018:
	Opening balance as at April 1, 2017	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Deferred tax on acquisition through business combination	Exchange difference transferred to translation of foreign operation	Clsoing balance as at March 31, 2018	Closing balance as at March 31, 2017
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	110,224	21,261	—	(213)	841	132,113	2,029
Unabsorbed depreciation/business loss	(41,654)	1,781	—	—	2	(39,871)	(612)
Voluntary retirement scheme	(779)	368	—	—	—	(411)	(6)
Employee benefits	(442)	(381)	(30)	—	(22)	(875)	(13)
Fair value of derivative assets/ liabilities	(338)	123	(346)	—	(2)	(563)	(9)
Fair valuation of other assets/liabilities	8,931	(3,616)	—	3,906	329	9,550	147
MAT credits entitlement	(123,851)	12,950	(39)	—	56	(110,884)	(1,703)
Other temporary differences	(5,658)	724	68	—	512	(4,354)	(67)

Total	(53,567)	33,210	(347)	3,693	1,716	(15,295)	(234)

Deferred tax assets and liabilities have been offset where they arise in the same legal entity and taxing jurisdiction but not otherwise.

Accordingly, the net deferred tax (assets)/liability has been disclosed in the consolidated statement of financial position as follows:

As at March 31,	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Deferred tax asset	(77,582)	(58,635)	(901)
Deferred tax liability	24,015	43,340	666

Net deferred tax (asset)/ liability	(53,567)	(15,295)	(235)

Deferred tax assets in the Group have been recognized to the extent there are sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity which are expected to reverse. For certain components of the Group, deferred tax assets on carry forward unused tax losses have been recognised to the extent of deferred tax liabilities on taxable temporary differences available. It is expected that any reversals of the deferred tax liability would be offset against the reversal of the deferred tax asset at respective entities.

Unused tax losses for which no deferred tax asset is recognised amount to ₹ 143,917 million, ₹ 98,831 million and ₹ 35,171 million ($ 539 million) as at March 31, 2016, March 31, 2017 and March 31, 2018 respectively.

MAT credits are taxes paid to Indian tax authorities which can be offset against future tax liabilities, subject to certain restrictions, within a period of 15 years from the year of origination. The Group recognises MAT assets only to the extent it expects to realise the same within the prescribed period. The unused tax losses as at March 31, 2018 expire, if unutilized, based on the year of origination as follows:

Particulars	Within one year (₹ in million)	Greater than one year, less than five years (₹ in million)	Greater than five years (₹ in million)	No expiry date (₹ in million)	Total (₹ in million)	Total (US Dollars in million)
Unutilized business losses	1,277	1,457	141	12,014	14,889	228
Unabsorbed depreciation	—	—	—	20,195	20,195	310
Unused R&D Tax Credit	—	—	—	87	87	1
Total	1,277	1,457	141	32,296	35,171	539

Further, the Group had unused MAT credit amounting to ₹ 2,960 million and ₹ 3,000 million ($ 47 million) as at March 31, 2017 and March 31, 2018 respectively. Such tax credits have not been recognised on the basis that recovery is not probable in the foreseeable future. Unrecognised MAT credit expires, if unutilized, based on the year of origination as follows:

Financial year ending March 31,	(₹ in million)	(US dollar in million)
2023	137	2
2024	521	8
2025	517	8
2026	1,035	16
2027	633	10
2028	81	1
2029	36	1
2032	40	1

	3,000	47

The Group has not recognised any deferred tax liabilities for taxes that would be payable on the Group’s share in unremitted earnings of certain of its subsidiaries because the Group controls when the liability will be incurred and it is probable that the liability will not be incurred in the foreseeable future. The amount of unremitted earnings was ₹328,798 million and ₹ 314,877 million ($4,886 million) as at March 31, 2017 and March 31, 2018 respectively.